RELATED-PARTY TRANSACTIONS DISCLOSURE (Details) - CAD ($)	12 Months Ended
	Jan. 31, 2025	Jan. 31, 2024	Jan. 31, 2023	Jan. 31, 2022	Jul. 29, 2020
Net smelter returns					1.25%
Purchase of goods, related party				$ 10,000
Shares issued on conversion of debt, value	$ 713,955
Forgiveness of debt with related party	145,848
Debt restructuring with related parties	239,337
Accretion expense	38,220	$ 0	$ 0
Amount of debt amount extinguished	629,093
Owed to Da Costa Management Corp
Shares issued on conversion of debt, value	$ 50,000
Shares issued on conversion of debt, shares	1,000,000
Amount of debt amount extinguished	$ 50,000
Amount of debt being restructured
Restructured debt	1,911,451
Accrued interest payable	109,064
Amount of debt remaining
Restructured debt	1,765,603
Amount of debt remaining with accrued interest
Restructured debt	$ 1,817,255
Notes to related parties reassigned to new directors and officers
Shares issued on conversion of debt, shares	9,000,000
Amount of debt amount extinguished	$ 450,000
NSR AgreementsCEO
Purchase of goods, related party				2,173
NSR AgreementsCFO
Purchase of goods, related party				1,448
NSR Agreements Major Shareholder
Purchase of goods, related party				$ 3,621